UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |x|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |x| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Freshford Capital Management, LLC

Address:  800 Westchester Avenue, Suite N-617
          Rye Brook, New York  10573


13F File Number: 028-13772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Doheny
Title:  Managing Member
Phone:  (914) 949-0250


Signature, Place and Date of Signing:


/s/ Michael Doheny            New York, New York                 May 18, 2012
----------------------        ------------------             -------------------
     [Signature]                [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                                  Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $23,280
                                         (thousands)


List of Other Included Managers:


Number       13 F file Number                   Name

1.           028-13775                          Freshford Partners, LP


                                             FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN  2      COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8

                         TITLE                       VALUE        SHRS OR SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS       CUSIP       (X$1000)      PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------          ---------      ------      ---------     -----------------  ----------- --------- -----   ------- -----

VITACOST COM INC         COM            92847A200    17,296       2,172,914   SH     SHARED         1     2,172,914
VITACOST COM INC         COM            92847A200     5,984         751,800   SH     SOLE          NONE     751,800








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